Interest bearing debt, Danish Ship Finance Credit Facility (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2020 USD ($) Intallment	Nov. 01, 2020	Apr. 30, 2020 USD ($)	Nov. 30, 2014 USD ($)
Credit Facility [Abstract]
Borrowing amount		$ 492,368
Danish Ship Finance Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount					$ 49,400
Adjustment to interest rate basis	[1]	2.25%
Number of installments for repaying debt | Intallment		10
Frequency of periodic repayment		Semi annually
Debt repayment installment amount		$ 1,300
Credit facility covenant, required adjusted tangible net worth		$ 300,000
Danish Ship Finance Credit Facility [Member] | Subsequent Event [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	[1]		2.00%
Danish Ship Finance Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings		130.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets		25.00%
Credit facility covenant, required unencumbered consolidated cash		$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt		6.00%
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis					2.25%
Danish Ship Refinanced Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount				$ 36,400
Number of installments for repaying debt | Intallment		10
Frequency of periodic repayment		Semi annually
Debt repayment installment amount		$ 1,200
Debt repayment final amount		24,300
Credit facility covenant, required adjusted tangible net worth		$ 300,000
Danish Ship Refinanced Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings		135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets		25.00%
Credit facility covenant, required unencumbered consolidated cash		$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt		6.00%
Danish Ship Refinanced Credit Facility [Member] | LIBOR [Member] | Subsequent Event [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis			2.00%

[1]	Change in margin relates to the refinancing of DHT Jaguar and applies from November 2020.